Borrowings - Additional information (Detail) S/ in Thousands, $ in Millions		12 Months Ended
	Jun. 11, 2018 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 PEN (S/)	Jul. 31, 2018 USD ($)	Jun. 11, 2018 USD ($)	Apr. 30, 2018 PEN (S/)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Jul. 31, 2017 PEN (S/)	Jul. 31, 2017 USD ($)	Jun. 27, 2017 PEN (S/)	Jun. 27, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings | S/		S/ 1,202,672									S/ 1,690,063
Repayment of line of credit facility									S/ 245,800	$ 72.7
Repayment of line of credit facility, addition						S/ 52,100	$ 15.4
Outstanding line of credit		200,800			$ 59.4
Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Outstanding line of credit		147,800			43.7
Tranche B [member]
Disclosure of detailed information about borrowings [line items]
Outstanding line of credit		S/ 53,000			15.7
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 138,000							$ 42.3
Future dividends period to receive	7 years
Percentage of economic rights		48.80%
Term Loan One [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		June 2020
Term Loan One [member] | First year of repayment [member]
Disclosure of detailed information about borrowings [line items]
Repayment as percentage of proceeds of asset sales		40.00%
Term Loan One [member] | Second year of repayment [member]
Disclosure of detailed information about borrowings [line items]
Repayment as percentage of proceeds of asset sales		30.00%
Term Loan One [member] | Credit Suisse Syndicated Loan [member]
Disclosure of detailed information about borrowings [line items]
Term loan credit agreement																$ 200.0
Initial term of loan		5 years
Current portion of outstanding balance		S/ 126,700			$ 37.5
Term Loan One [member] | Credit Suisse Syndicated Loan [member] | three months LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		4.90%			4.90%						3.80%
Term Loan One [member] | GSP Bridge Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 214,500			$ 63.5
Term Loan One [member] | Natixis, BBVA, SMBC and MUFJ [member]
Disclosure of detailed information about borrowings [line items]
Borrowings														S/ 256,300	$ 78.7
Gasoducto Sur Peruano S.A. [member] | GSP Bridge Loan [member]
Disclosure of detailed information about borrowings [line items]
Guarantee obligation			S/ 433,000	$ 129.0
GyM S A [member]
Disclosure of detailed information about borrowings [line items]
Revolving line of credit for working capital												S/ 143,900	$ 1.6
Increase decrease in revolving line of credit													14.0
Revolving line of credit for working capital												S/ 33,600	51.6
Grana Y Montero S.A.A. [member]
Disclosure of detailed information about borrowings [line items]
Issuance of performance bonds													100.0
Issuance of performance bonds, addition													$ 50.0
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%			7.00%						7.00%
Bottom of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.40%			2.40%						2.40%
Bottom of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.60%			1.60%						3.30%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		12.00%			12.00%						11.22%
Top of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.90%			8.90%						13.80%
Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		15.80%			15.80%						13.90%